RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Mar. 31, 2026
Restatement Of Previously Issued Consolidated Financial Statements
Schedule of Consolidated Statements of Operations and Other Comprehensive Income (Loss)

	For the year ended March 31, 2026
	As Previously Issued	Adjustment	As Restated
Realized loss on revaluation of digital asset receivables	$(1,497)	$(852)	$(2,349)
Gain on extinguishment of debt	$255	$(255)	$—
Loss on extinguishment of debt	$—	$(582)	$(582)
Gain on forgiveness of loan interest	$—	$837	$837

Schedule of consolidated financial statements

	As of and for the year ended March 31,
	2026
	As Previously Issued	As Restated	Reference to Disclosure
Total accounts payable and accrued liabilities	$5,504	$4,146	Note 14
Stock options exercisable, end of period	2,246,507	1,350,947	Note 19
Share-based compensation expense, approximate	$2,300	$1,700	Note 19
Ordinary shares repurchased	1,196,295	1,095,000	Note 27
Pre-funded warrants repurchased	633,931	724,133	Note 27

	2025
	As Previously Issued	As Restated	Reference to Disclosure
Short-term employee benefits (salary, bonus, etc.)	$13,787	$1,378	Note 22